LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

15    LOSS PER SHARE

Basic and diluted loss per share is calculated as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders	(590,174)	(1,036,086)	(766,643)
Net loss for basic and diluted earnings per share	(590,174)	(1,036,086)	(766,643)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	54,929,910	53,386,075	54,341,213
Dilutive effect of outstanding share options	—	—	—
Denominator for diluted loss per share	54,929,910	53,386,075	54,341,213
Basic loss per Class A and Class B ordinary share	(10.74)	(19.41)	(14.11)
Diluted loss per Class A and Class B ordinary share	(10.74)	(19.41)	(14.11)